UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GARRETT NAGLE &CO., INC.
Address:     TWO INTERNATIONAL PLACE
             BOSTON, MA  02110

Form 13F File Number: 80-11370

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        NOREEN L. WIGHT
Title:       VICE PRESIDENT
Phone:       617-737-9090

Signature, Place, and Date of Signing:

NOREEN L. WIGHT                         BOSTON, MA                     2/10/00
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:               78

Form 13F Information Table Value Total:         $114,268

List of Other Included Managers:
NONE

                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- --------
AT&T Corp.                       COMMON   001957109     3833         72659 SH       SOLE                                       72659
Abbott Laboratories              COMMON   002824100      289          8870 SH       SOLE                                        8870
Allstate Corp.                   COMMON   020002101      581         25058 SH       SOLE                                       25058
American Express Co.             COMMON   025816109      761          4618 SH       SOLE                                        4618
American Genl Corp.              COMMON   026351106      558          9082 SH       SOLE                                        9082
American Home Prod.              COMMON   026609107      995         21136 SH       SOLE                                       21136
Amer Int'l Group                 COMMON   026874107      596          5709 SH       SOLE                                        5709
Applied Materials                COMMON   038222105     2488         18125 SH       SOLE                                       18125
Artesyn Technologies             COMMON   043127109      418         24336 SH       SOLE                                       24336
Atlantic Richfield               COMMON   048825103      794         10311 SH       SOLE                                       10311
Automatic Data Proc              COMMON   053015103     1207         25453 SH       SOLE                                       25453
Aztec Technology                 COMMON   05480L101      295         60600 SH       SOLE                                       60600
Bed Bath & Beyond                COMMON   075896100      673         24745 SH       SOLE                                       24745
Bell Atlantic                    COMMON   077853109      381          6147 SH       SOLE                                        6147
BellSouth Corp.                  COMMON   079860102      353          7531 SH       SOLE                                        7531
Bristol-Myers Squibb             COMMON   110122108     2993         45180 SH       SOLE                                       45180
CMGI Inc.                        COMMON   125750109     1213         10777 SH       SOLE                                       10777
Carnival Corp Cl A               COMMON   143658102      305          6775 SH       SOLE                                        6775
Chase Manhattan Corp             COMMON   16161A108      411          5088 SH       SOLE                                        5088
Cisco Systems                    COMMON   17275R102     3835         35019 SH       SOLE                                       35019
CitiGroup Inc.                   COMMON   172967101     4195         73605 SH       SOLE                                       73605
Consolidated Product             COMMON   209798107     1954        191788 SH       SOLE                                      191788
EMC Corp Mass                    COMMON   268648102      441          4140 SH       SOLE                                        4140
Emulex Corp.                     COMMON   292475209     2942         29420 SH       SOLE                                       29420
Exxon Mobil Corp.                COMMON   30231G102     3042         36453 SH       SOLE                                       36453
Federal Home Ln Mtge             COMMON   313400301     1046         20843 SH       SOLE                                       20843
Fannie Mae                       COMMON   313586109     4173         69617 SH       SOLE                                       69617
First Data Corp.                 COMMON   319963104     1893         38590 SH       SOLE                                       38590
FleetBoston Financial Corp       COMMON   339030108      955         30364 SH       SOLE                                       30364
GTE Corp.                        COMMON   362320103      542          7394 SH       SOLE                                        7394
General Electric                 COMMON   369604103     6462         48359 SH       SOLE                                       48359
Genl Motors Corp                 COMMON   370442105     1287         15973 SH       SOLE                                       15973
Gillette Co                      COMMON   375766102      244          6475 SH       SOLE                                        6475
Greenpoint Financial             COMMON   395384100      431         21743 SH       SOLE                                       21743
Grow Biz Int'l Inc.              COMMON   399817105       48         10850 SH       SOLE                                       10850
Halliburton Co.                  COMMON   406216101      268          7410 SH       SOLE                                        7410
Hewlett Packard Co               COMMON   428236103      809          7475 SH       SOLE                                        7475
Home Depot Inc.                  COMMON   437076102     2552         45062 SH       SOLE                                       45062
ICT Group                        COMMON   44929Y101      583         59845 SH       SOLE                                       59845
IGEN Int'l Inc.                  COMMON   449536101     2693         88669 SH       SOLE                                       88669
Integramed Amer NEW              COMMON   45810N302      175         45200 SH       SOLE                                       45200
Intel Corp.                      COMMON   458140100     3588         36268 SH       SOLE                                       36268
Int'l Bsns. Machine              COMMON   459200101     5366         47806 SH       SOLE                                       47806
Intertan Inc                     COMMON   461120107      790         69861 SH       SOLE                                       69861
Johnson & Johnson Co             COMMON   478160104     3389         39378 SH       SOLE                                       39378
Kroger Company                   COMMON   501044101     1373         79000 SH       SOLE                                       79000
MCI Worldcom Inc.                COMMON   55268B106     2464         53629 SH       SOLE                                       53629
Marriott Intl Inc                COMMON   571903202      759         24433 SH       SOLE                                       24433
McDonalds Corp.                  COMMON   580135101      264          7051 SH       SOLE                                        7051
MediaOne Group Inc               COMMON   58440J104     1348         16961 SH       SOLE                                       16961
Medtronic Inc                    COMMON   585055106     2902         63421 SH       SOLE                                       63421
Mellon Financial Corp.           COMMON   58551A108      221          6435 SH       SOLE                                        6435
Merck & Co.                      COMMON   589331107      416          5282 SH       SOLE                                        5282
Merrill Lynch & Co.              COMMON   590188108      252          2900 SH       SOLE                                        2900
Microsoft Corp.                  COMMON   594918104     4199         42903 SH       SOLE                                       42903
Minnesota Mining                 COMMON   604059105      225          2400 SH       SOLE                                        2400
Monsanto                         COMMON   611662107      383         10865 SH       SOLE                                       10865
Northern Trust Corp              COMMON   665859104      354          5860 SH       SOLE                                        5860
Novell Inc.                      COMMON   670006105     2166         64912 SH       SOLE                                       64912
PaineWebber Group In             COMMON   695629105      359          9345 SH       SOLE                                        9345
Pepsico Inc.                     COMMON   713448108      376         11020 SH       SOLE                                       11020
Pfizer                           COMMON   717081103      774         21377 SH       SOLE                                       21377
Presidential Life                COMMON   740884101      921         55842 SH       SOLE                                       55842
Procter & Gamble Co.             COMMON   742718109     2234         22104 SH       SOLE                                       22104
SBC Communications               COMMON   78387G103     1371         31986 SH       SOLE                                       31986
Schering-Plough                  COMMON   806605101      663         15113 SH       SOLE                                       15113
Schlumberger Ltd.                COMMON   806857108     2182         35731 SH       SOLE                                       35731
Schwab Charles Corp              COMMON   808513105     1649         45970 SH       SOLE                                       45970
Staples Inc.                     COMMON   855030102      892         37478 SH       SOLE                                       37478
Sunrise Assisted Living          COMMON   86768K106      746         56335 SH       SOLE                                       56335
Telebras Telecom                 COMMON   879287308     1513         11635 SH       SOLE                                       11635
Time Warner Inc                  COMMON   887315109     1168         14611 SH       SOLE                                       14611
Unocal Corp                      COMMON   915289102      959         33509 SH       SOLE                                       33509
Wal-Mart Stores Inc.             COMMON   931142103     3443         62891 SH       SOLE                                       62891
Warner Lambert Co.               COMMON   934488107     3476         36610 SH       SOLE                                       36610
Washington Post Cl B             COMMON   939640108      440           800 SH       SOLE                                         800
Wells Fargo & Co NEW             COMMON   949746101      703         17572 SH       SOLE                                       17572
Transocean Sedco Forex Inc.      COMMON   G90078109      226          7112 SH       SOLE                                        7112